Taxes recoverable	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Taxes recoverable
9	Taxes recoverable

	2018	2017
Withholding Income Tax (IRRF) on financial investments	5,291	6,649
IRPJ and CSLL recoverable	5,520	—
PIS and COFINS recoverable	1,223	969
Other taxes recoverable	226	782

	12,260	8,400

Current	11,227	5,112
Non current	1,033	3,288

Withholding income tax (IRRF) will be utilized to offset federal taxes payable.